COMBINED AND CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities:
Net income (loss)	$ 27,874	$ (2,110)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization of real estate and in-place resident contract intangibles	51,398	32,799
Stock-based compensation amortization expense	34	0
Stock-based compensation issued as part of initial public offering	4,872	0
Amortization of deferred financing costs and debt discounts (premiums)	(53)	(181)
Amortization of non-refundable entrance fees	(27,203)	(24,006)
Equity loss (income) from unconsolidated joint venture	(111)	(1,451)
Deferred income tax expense (benefit)	495	2,032
Loss (gain) on debt extinguishments	403	0
Loss (gain) upon change of control, net	(46,270)	0
Casualty-related loss (recoveries), net	0	2,420
Other non-cash items	112	0
Changes in:
Decrease (increase) in accounts receivable and other assets, net	(831)	3,222
Increase (decrease) in accounts payable, accrued liabilities, and other liabilities	(10,400)	(21,084)
Increase (decrease) in deferred revenue	33,001	29,176
Net cash provided by (used in) operating activities	33,321	20,817
Cash flows from investing activities:
Acquisitions of real estate	(402,716)	0
Joint venture buyout, net	(291,353)	0
Capital expenditures	(20,014)	(15,601)
Distributions in excess of earnings from unconsolidated joint venture	0	4,280
Proceeds from insurance recovery	6,838	0
Net cash provided by (used in) investing activities	(707,245)	(11,321)
Cash flows from financing activities:
Repayments of mortgage debt	(102,011)	(710)
Payments for debt extinguishment and deferred financing costs	(2,745)	0
Payments of offering costs	(6,256)	0
Net contributions from (distributions to) Parent	836,737	(3,221)
Distributions to and purchase of noncontrolling interests	(354)	0
Net cash provided by (used in) financing activities	1,627,456	(3,931)
Net increase (decrease) in cash, cash equivalents, and restricted cash	953,532	5,565
Cash, cash equivalents, and restricted cash, beginning of period	84,261	79,066
Cash, cash equivalents, and restricted cash, end of period	1,037,793	84,631
Class A-1 Shares
Cash flows from operating activities:
Net income (loss)	27,874
Cash flows from financing activities:
Issuance of common stock in connection with initial public offering, net of underwriting fees	901,326	0
Class A-2 Shares
Cash flows from financing activities:
Issuance of common stock in connection with initial public offering, net of underwriting fees	$ 759	$ 0